Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Transactions and remuneration of services with related parties are carried out in the ordinary course of business, under arm’s length conditions, and include interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)    Key-person management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2024	2023	2022

Fixed compensation	17,695	17,445	7,837
Variable compensation	16,252	15,843	60,781
Total	33,947	33,288	68,618
(b)    Transactions with related parties
The material transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2024	2023	2024	2023	2022

Shareholders with significant influence (i)	—	—	—	6,104	(160,835)
Securities	—	—	—	17,403	24,770
Securities purchased under resale agreements	—	—	—	5,101	9,370
Accounts receivable and Loans operations	—	—	—	424	1,330
Securities sold under repurchase agreements	—	—	—	(16,824)	(196,305)
Borrowings	—	—	—	—	—

(i)These transactions are mainly related to Itaúsa S.A. Group. See note 1.2.
Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations, including services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; (v) insurance and (vi) loan operations. The effects of these transactions have been eliminated and do not have effects on the consolidated financial statements.